13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30,2001

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      August 14, 2001

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	93
Form 13F Information Table Value Total: 	$500,723

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AvalonBay Cmnty 8.5% PFD C cal PFD              053484200     1824    72656 SH       SOLE                    72656
Chase Manhattan Bank prA 8.1%  PFD              161637202     1844    73610 SH       SOLE                    73610
Citigroup Capital I 8% call 10 PFD              17305f201     2796   111419 SH       SOLE                   111419
Equity Office 8.98% PFD        PFD              294741202     2194    85242 SH       SOLE                    85242
HSBC Bank Plc Series C 9.125%  PFD              44328m815     3279   124827 SH       SOLE                   124827
IAC Capital Trust A 8.25% 12/3 PFD              44919e206     6353   259306 SH       SOLE                   259306
MCI Capital I A WCOM 8% 6/30/2 PFD              55267y206     5416   223320 SH       SOLE                   223320
TCI Communications I 8.72% due PFD              872285200      813    32634 SH       SOLE                    32634
ARV Assisted Living Inc        COM              00204c107       22    12000 SH       SOLE                    12000
AT&T Corp - Liberty Media - A  COM              001957208    15494   885859 SH       SOLE                   885859
Abbott Laboratories            COM              002824100      235     4903 SH       SOLE                     4903
American Express Company       COM              025816109      212     5455 SH       SOLE                     5455
Amgen Inc.                     COM              031162100    18035   297210 SH       SOLE                   297210
Anadarko Petroleum Corp        COM              032511107    12572   232692 SH       SOLE                   232692
AOL Time Warner                COM              00184a105    15788   297878 SH       SOLE                   297878
BP Plc Spon Adr                SPONSORED ADR    055622104      269     5400 SH       SOLE                     5400
Bank of America Corp           COM              060505104      327     5451 SH       SOLE                     5451
Bank of New York Co Inc        COM              064057102      227     4736 SH       SOLE                     4736
Baxter International Inc.      COM              071813109      589    12026 SH       SOLE                    12026
Berkshire Hathaway CL A        CL A             084670108     1249       18 SH       SOLE                       18
Bristol-Myers Squibb Co        COM              110122108      850    16245 SH       SOLE                    16245
Broadcom Corp-CL A             CL A             111320107     1744    40792 SH       SOLE                    40792
Burlington Resources           COM              122014103    11456   286750 SH       SOLE                   286750
Cabletron Systems Inc          COM              126920107     3526   154301 SH       SOLE                   154301
Celestica Inc                  COM              15101q108     5938   115294 SH       SOLE                   115294
Chevron Corp.                  COM              166751107      346     3822 SH       SOLE                     3822
Cisco Systems Inc.             COM              17275r102    13976   767912 SH       SOLE                   767912
Citigroup Inc                  COM              172967101    23034   435918 SH       SOLE                   435198
Citrix Systems Inc             COM              177376100      809    23173 SH       SOLE                    23173
Communication Intelligence     COM              20338k106       55    60000 SH       SOLE                    60000
Compaq Computer Corp           COM              204493100      169    10929 SH       SOLE                    10929
Costco Companies Inc           COM              22160k105    11736   285677 SH       SOLE                   285677
El Paso Energy                 COM              283905107      271     5160 SH       SOLE                     5160
EMC Corp.                      COM              268648102     9996   344092 SH       SOLE                   344092
Exxon Corp                     COM              30231g102     1146    13117 SH       SOLE                    13117
FEDEX Corporation              COM              31428x106    12513   311264 SH       SOLE                   311264
Fannie Mae                     COM              313586109     2071    24327 SH       SOLE                    24327
Fleet Boston Corporation       COM              33901A108      355     8992 SH       SOLE                     8992
Freddie Mac                    COM              313586109    13412   197088 SH       SOLE                   197088
General Electric Company       COM              369604103     4716    96734 SH       SOLE                    96734
Global Crossing Ltd            COM              g3921a100     7113   823246 SH       SOLE                   823246
Goldman Sachs Group Inc        COM              38141g104    10900   127044 SH       SOLE                   127044
Halliburton Company            COM              406216101    13902   390504 SH       SOLE                   390504
Home Depot Inc                 COM              437076102    17619   378500 SH       SOLE                   378500
IndyMac Bancorp Inc.           COM              456607100      962    35879 SH       SOLE                    35879
Int'l Business Machines Corp   COM              459200101     1866    16511 SH       SOLE                    16511
Intel Corp.                    COM              458140100     1884    64409 SH       SOLE                    64409
JP Morgan Chase & Co           COM              46625h100    16872   378303 SH       SOLE                   378303
Johnson & Johnson              COM              478160104    17951   359018 SH       SOLE                   359018
Kimberly Clark                 COM              494368103      268     4795 SH       SOLE                     4795
Kroger Co                      COM              501044101    14220   568814 SH       SOLE                   568814
Leap Wireless Intl Inc         COM              521863100     1055    34805 SH       SOLE                    34805
Loral Space & Comm Ltd         COM              g56462107      376   134451 SH       SOLE                   134451
Lowes Corporation              COM              548661107      235     3243 SH       SOLE                     3243
MFS Charter Income Tr          SH BEN INT       552727109      107    12281 SH       SOLE                    12281
Merck & Company Inc.           COM              589331107      708    11082 SH       SOLE                    11082
Microchip Technology           COM              595017104     1646    49235 SH       SOLE                    49235
Microsoft Corp.                COM              594918104     2530    34662 SH       SOLE                    34662
Mid Cap S&P Dep Receipts Trust UNIT SER 1       595635103      216     2266 SH       SOLE                     2266
Morgan Stanley Dean Witter Dis COM              617446448      472     7348 SH       SOLE                     7348
NASDAQ 100 Shares              UNIT SER 1       631100104     1082    23667 SH       SOLE                    23667
Nokia Corp Spon ADR            SPONSORED ADR    654902204     1523    69100 SH       SOLE                    69100
Openwave Systems Inc           COM              683718100      202     5816 SH       SOLE                     5816
Oracle Corp                    COM              68389x105    10682   562191 SH       SOLE                   562191
Orthallaince Inc               COM              687913103       53    16350 SH       SOLE                    16350
Pepsico Inc                    COM              713448108    14131   319699 SH       SOLE                   319699
Pfizer Inc.                    COM              717081103     1347    33627 SH       SOLE                    33627
Pharmacia                      COM              71713u102     9843   214201 SH       SOLE                   214201
Philip Morris Companies Inc.   COM              718154107      857    16894 SH       SOLE                    16894
Providian Corp                 COM              74406A102    18285   308872 SH       SOLE                   308872
Proctor & Gamble               COM              742718109      283     4428 SH       SOLE                     4428
Qualcomm Inc                   COM              747525103    35320   603975 SH       SOLE                   603975
Qwest Communications Intl      COM              749121109    10521   330127 SH       SOLE                   330127
S&P Dep Receipts Trust Series  UNIT SER 1       78462f103      588     4794 SH       SOLE                     4794
S B C Communications           COM              78387g103      693    17296 SH       SOLE                    17296
Schering-Plough                COM              806605101      402    11091 SH       SOLE                    11091
Sempra Energy                  COM              816851109      277    10146 SH       SOLE                    10146
Siebel Systems Inc             COM              826170102      854    18217 SH       SOLE                    18217
Sprint PCS Group               COM              852061506    10070   416965 SH       SOLE                   416965
Sun Microsystems Inc.          COM              866810104     9881   628536 SH       SOLE                   628536
Target Corporation             COM              239753106    14235   411414 SH       SOLE                   411414
Texas Instruments Inc          COM              882508104     4123   130876 SH       SOLE                   130876
The Charles Schwab Corp.       COM              808513105      201    13136 SH       SOLE                    13136
Tyco Int'l Ltd NEW             COM              902124106    16531   303315 SH       SOLE                   303315
United Parcel Service Cl B     CL B             911312106      211     3650 SH       SOLE                     3650
Van Kampen Merritt American    SH BEN INT       920919107      137    10044 SH       SOLE                    10044
Viacom Inc Cl B                CL B             925524308      204     3937 SH       SOLE                     3937
Verizon Communications         COM              92343v104      450     8420 SH       SOLE                     8420
Walt Disney Co                 COM              254687106      253     8765 SH       SOLE                     8765
Washington Mutual Inc          COM              939322103    17393   463206 SH       SOLE                   463206
Wells Fargo & Company          COM              949746101      356     7677 SH       SOLE                     7677
WorldCom Inc - MCI Group       MCI GROUP COM    98157d304      416    25857 SH       SOLE                    25857
Xilinx Inc                     COM              983919101      760    18432 SH       SOLE                    18432